OTHER INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Interest expense to related parties	$ 0	$ 0	$ (21)
Interest expense and other bank charges	(1,302)	(750)	(471)
Interest expense to tax authorities	(687)	(940)	(1,182)
Interest income	2,385	3,079	2,227
Foreign currency gain (loss)	175	(74)	362
Gain from sale of investments	0	0	707
Other income (expense)	6	112	(38)
Total other income (expense), net	$ 577	$ 1,427	$ 1,584